Trade Receivables, Net (Details) - Schedule of trade receivables net - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Trade Receivables Net Abstract
Customers	$ 971	$ 1,122
Less expected credit loss	(464)	(405)
Total	$ 507	$ 717